Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive Income (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2021			$ 313	$ 35,497	$ 171	$ 185	$ 2,269	$ 285	$ (354)		$ 5,558	$ 13,599
Statement [Line Items]
Issued under the Stock Option Plan												22
Treasury shares sold												4
Stock option expense, net of options exercised			5
Other			1
Net income	$ 2,933			2,933
Dividends on preferred shares and distributions payable on other equity instruments				(55)
Dividends on common shares				(862)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					(62)
Unrealized gains on fair value through OCI equity securities arising during the period					2
Reclassification to earnings of (gains) during the period	(28)	[1]			(28)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(478)	[2]				(478)
Reclassification to earnings of losses (gains) on derivatives designated as cash flow hedges during the period	(138)	[3]				(138)
Unrealized gains (losses) on translation of net foreign operations	808						808
Unrealized gains (losses) on hedges of net foreign operations	(128)	[4]					(128)
Reclassification to earnings of net losses related to divestitures (Note 12)	29	[5]					29
Gains (losses) on remeasurement of pension and other employee future benefit plans	162	[6]						162
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	66	[7]							66
Balance at end of year at Jan. 31, 2022	59,804		319	37,513	83	(431)	2,978	447	(288)	$ 2,789	5,558	13,625
Balance at beginning of year at Oct. 31, 2022	71,038		317	45,117	(359)	(5,129)	5,168	944	928		6,308	17,744
Statement [Line Items]
Issued during the period											650
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan												346
Issued under the Stock Option Plan												23
Treasury shares sold												11
Issued to align capital position with increased regulatory requirements as announced by OSFI (Note 5)												3,360
Issued for the acquisition of Radicle Group Inc. (Notes 5 and 12)												153
Stock option expense, net of options exercised			14
Other			4
Net income	247			247
Dividends on preferred shares and distributions payable on other equity instruments				(38)
Dividends on common shares				(1,015)
Equity issue expense and premium paid on redemption of preferred shares				(73)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					142
Unrealized gains on fair value through OCI equity securities arising during the period					0
Reclassification to earnings of (gains) during the period	(6)	[1]			(6)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	1,124	[2]				1,124
Reclassification to earnings of losses (gains) on derivatives designated as cash flow hedges during the period	235	[3]				235
Unrealized gains (losses) on translation of net foreign operations	(850)						(850)
Unrealized gains (losses) on hedges of net foreign operations	23	[4]					23
Reclassification to earnings of net losses related to divestitures (Note 12)							0
Gains (losses) on remeasurement of pension and other employee future benefit plans	(64)	[6]						(64)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(410)	[7]							(410)
Balance at end of year at Jan. 31, 2023	$ 74,914		$ 335	$ 44,238	$ (223)	$ (3,770)	$ 4,341	$ 880	$ 518	$ 1,746	$ 6,958	$ 21,637

[1]	Net of income tax provision (recovery) of $2 million, $(6) million, $10 million for the three months ended.
[2]	Net of income tax (provision) recovery of $(317) million, $952 million, $172 million for the three months ended.
[3]	Net of income tax provision (recovery) of $(104) million, $(5) million, $50 million for the three months ended.
[4]	Net of income tax (provision) recovery of $(59) million, $41 million, $48 million for the three months ended.
[5]	Net of income tax (provision) of na, na, $nil million for the three months ended.
[6]	Net of income tax (provision) recovery of $2 million, $(54) million, $(60) million for the three months ended.
[7]	Net of income tax (provision) recovery of $139 million, $(95) million, and $(24) million for the three months ended.